Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Schedule Of Future Minimum Lease Payments For Non Capital Leases [Table Text Block]
The Company leases office space under an operating lease agreement related to the Company’s main headquarters located in New York City, which lease expires in February 2022. Future minimum lease payments under the terms of the Company’s noncancelable operating lease agreements are as follows:

Year Ending December 31,	Lease Payments
2015	$827,000
2016	809,000
2017	880,000
2018	906,000
2019	989,000
Thereafter	2,248,000
Total future noncancelable minimum lease payments	$6,659,000

Schedule of Future Minimum Lease Payments for Capital Leases [Table Text Block]
The Company has contracts with certain executives and key employees. The future minimum payments under these contracts are:

Year Ending December 31,	Employment Contract Payments
2015	$4,210,000
2016	3,950,000
Thereafter	3,242,000
Total future minimum employment contract payments	$11,402,000